Stockholders’ Equity (Details) - Detail 4								1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 29, 2023 $ / shares shares	Dec. 18, 2023 $ / shares shares	Sep. 01, 2023 USD ($) shares	Aug. 31, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Feb. 24, 2021 $ / shares shares	Oct. 31, 2017 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 20, 2022 $ / shares	Dec. 06, 2021 $ / shares	Oct. 18, 2021 shares	Aug. 31, 2021 $ / shares shares	May 24, 2021 $ / shares
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares									$ 0.001		$ 0.001	$ 0.001
Cash received (in Dollars)										$ 507,016	$ 507,016
Common stock share issued | shares									1,665,265		1,318,968	107,698			1,417
Common stock, par value (in Dollars per share) | $ / shares	$ 0.001								$ 0.001		$ 0.001	$ 0.001					$ 0.001
Vesting expense (in Dollars)									$ 59,964
General and administrative expenses (in Dollars)											$ 1,843,902
Research and development (in Dollars)									$ 8,145,266	1,387,541	$ 7,074,339	$ 7,268,084
Weighted average vesting term									1 year 11 months 1 day
Warrants issued | shares			9,086	60,000
Warrant exercised (in Dollars)			$ 6,128
Warrants to purchase of common stock | shares	2,474,228								115		115					2,292
Share price (in Dollars per share) | $ / shares	$ 4.85
Exercise price per share (in Dollars per share) | $ / shares	$ 0.001								$ 2.47		$ 6,000		$ 240	$ 2,300		$ 5,060
Exercisable period						3 years			3 years
Black scholes valuation model (in Dollars)						$ 56,742					$ 470,772
Warrants issued black scholes valuation (in Dollars)				$ 1,900,000
Net proceeds from private placement (in Dollars)				9,000,000					$ 5,500,000		5,500,000
Payments of outstanding obligation (in Dollars)				3,100,000
Repayment of debt (in Dollars)				$ 400,000
Receivable amount (in Dollars)											$ 5,444,628
Common stock outstanding owned percentage											9.99%
Research and development (in Dollars)									$ 8,145,266	$ 1,387,541	$ 7,074,339	7,268,084
Issue of common stock | shares											332,876					2,292
Warrant [Member]
Stockholders Equity [Line Items]
Sale of shares | shares	2,474,228
Vesting expense (in Dollars)											$ 0	$ 609,748
Share based payment remaining expenses (in Dollars)											$ 0
Weighted average vesting term											0 years
Warrants to purchase of common stock | shares						2,378
Share price (in Dollars per share) | $ / shares											$ 4.6
Purchase of each warrant | shares						2
Exercise price per share (in Dollars per share) | $ / shares				$ 12.5		$ 34.4					$ 6.06
Warrants term				5 years 6 months
Common stock outstanding owned percentage									4.99%		4.99%
Issue of common stock | shares	1,237,114
Pre-Funded Warrants [Member]
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.001
Warrants to purchase of common stock | shares	1,237,114			1,000,000
Share price (in Dollars per share) | $ / shares						$ 48.76			$ 6.0625
Proceeds from warrants (in Dollars)						$ 1,600,000
Commissions amount (in Dollars)						$ 291,000
Exercise price per share (in Dollars per share) | $ / shares	$ 0.001			$ 0.001
Common Warrants [Member]
Stockholders Equity [Line Items]
Warrants issued | shares				32,300,000
Warrants to purchase of common stock | shares	2,474,228			1,000,000
Share price (in Dollars per share) | $ / shares	$ 4.85
Exercise price per share (in Dollars per share) | $ / shares				$ 10							$ 4.6
Warrants term											3 years
Option [Member]
Stockholders Equity [Line Items]
Option granted | shares											44,445	0
Exercisable options | shares									10,654,000		9,320,000
Weighted average exercise price (in Dollars per share) | $ / shares									$ 0.02		$ 0.02
Options grant date fair value (in Dollars)											$ 265,929
Common Stock [Member]
Stockholders Equity [Line Items]
Sale of shares | shares										8,463	8,463
Cash received (in Dollars)										$ 9	$ 9
Shares issued | shares											31,251	262
Common stock share issued | shares									50,000
Common stock, par value (in Dollars per share) | $ / shares									$ 0.001		$ 0.001
Share price (in Dollars per share) | $ / shares									$ 0.125		$ 0.125
Purchase of each warrant | shares									50,000
Issue of common stock | shares										4,675
Common Stock [Member] | Warrant [Member]
Stockholders Equity [Line Items]
Warrants to purchase of common stock | shares						2,379
Exercise price per share (in Dollars per share) | $ / shares						$ 61
Common Stock [Member] | Pre-Funded Warrants [Member]
Stockholders Equity [Line Items]
Sale of shares | shares	1,237,114
Common stock, par value (in Dollars per share) | $ / shares	$ 0.001
Warrants to purchase of common stock | shares						39,634			74,227
Exercise price per share (in Dollars per share) | $ / shares	$ 0.001
2017 Equity Incentive Plan [Member]
Stockholders Equity [Line Items]
Shares issued | shares								2,500,000
2021 Omnibus Equity Incentive Plan [Member]
Stockholders Equity [Line Items]
Common stock share issued | shares							60,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.001
Stock option exercise percentage							100.00%
Pearsanta 2023 Plan [Member]
Stockholders Equity [Line Items]
Shares issued | shares		15,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001
Stock option exercise percentage		100.00%
Option granted | shares											4,000,000	0
Pearsanta 2023 Plan [Member] | Option [Member]
Stockholders Equity [Line Items]
Option granted | shares											9,320,000	0
Pearsanta 2023 Plan [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Common stock share issued | shares		9,320,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001
Nonvested Stock Options [Member]
Stockholders Equity [Line Items]
Exercisable options | shares									45,572		45,572
Weighted average exercise price (in Dollars per share) | $ / shares									$ 173.12		$ 173.12
Options grant date fair value (in Dollars)											$ 221,005
Vesting expense (in Dollars)									$ 24,572		589,014	$ 791,187
General and administrative expenses (in Dollars)									24,572
Share based payment remaining expenses (in Dollars)											$ 77,812
Weighted average vesting term											2 years 2 months 1 day
Restricted Stock Units [Member]
Stockholders Equity [Line Items]
Vesting expense (in Dollars)									0	$ 111,187	$ 308,479	1,843,902
General and administrative expenses (in Dollars)											1,237,182	$ 1,209,906
Share based payment remaining expenses (in Dollars)									$ 0		$ 0
Weighted average vesting term									0 years		0 years
Research and development (in Dollars)											$ 606,720
Restricted stock granted | shares									0		0	463
Restricted stock vested | shares											170
Issue of common stock | shares										44	157
Restricted Stock Units [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Restricted stock vested | shares										44	170
Pearsanta Restricted Stock Award [Member]
Stockholders Equity [Line Items]
Restricted stock vested | shares											1,000,000
Stock-based compensation expense (in Dollars)											$ 20,000
General and Administrative Expense [Member]
Stockholders Equity [Line Items]
General and administrative expenses (in Dollars)									$ 81,586		105,049
Stock-based compensation expense (in Dollars)											1,133,077	$ 1,516,805
General and Administrative Expense [Member] | Nonvested Stock Options [Member]
Stockholders Equity [Line Items]
General and administrative expenses (in Dollars)									24,429		385,640	555,772
General and Administrative Expense [Member] | Restricted Stock Units [Member]
Stockholders Equity [Line Items]
Vesting expense (in Dollars)											308,479
General and administrative expenses (in Dollars)									111,187		242,915
Research and Development Expense [Member]
Stockholders Equity [Line Items]
Stock-based compensation expense (in Dollars)											262,154	591,518
Research and Development Expense [Member] | Nonvested Stock Options [Member]
Stockholders Equity [Line Items]
Research and development (in Dollars)									35,535		203,374	235,415
Share based payment remaining expenses (in Dollars)									53,240
Research and Development Expense [Member] | Restricted Stock Units [Member]
Stockholders Equity [Line Items]
Research and development (in Dollars)									27,098		58,777
Selling and Marketing Expense [Member]
Stockholders Equity [Line Items]
Sales and marketing (in Dollars)											504,699
Stock-based compensation expense (in Dollars)											6,787	$ 1,023,045
Selling and Marketing Expense [Member] | Restricted Stock Units [Member]
Stockholders Equity [Line Items]
Sales and marketing (in Dollars)									$ 2,503		$ 6,787
Series C Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of preferred stock votes					250,000,000
Consideration amount (in Dollars)					$ 1,000
Sale of shares | shares					1
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Cash received (in Dollars)					$ 1,000						$ 1,000
Private Placement [Member]
Stockholders Equity [Line Items]
Warrants issued | shares				60,000
Issue of common stock | shares	2,474,228
Warrant [Member]
Stockholders Equity [Line Items]
Common stock share issued | shares											74,227